Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	21 Months Ended	27 Months Ended	33 Months Ended	39 Months Ended
	Feb. 22, 2022	May 31, 2022	Nov. 30, 2022	May 31, 2025	May 31, 2023	Nov. 30, 2023	May 31, 2024	Nov. 30, 2024	May 31, 2025
Capital Group International Focus Equity ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Capital Group International Focus Equity ETF (at NAV)
Accumulated Value	$ 10,000	$ 9,310	$ 8,964		$ 9,247	$ 9,415	$ 10,805	$ 10,866	$ 11,084
MSCI ACWI (All Country World Index) ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA
Accumulated Value	$ 10,000	$ 9,322	$ 8,838		$ 9,191	$ 9,657	$ 10,729	$ 10,915	$ 12,205